Offerings	Jan. 02, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 1.75 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 2,277,424.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 314.51
Offering Note	Note 1.a The amount to be registered consists of up to $100,000,000 of an indeterminate amount of ordinary shares, warrants, and/or debt securities. There is also being registered hereunder such currently indeterminate number of (i) ordinary shares or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities registered hereby, or (ii) ordinary shares or debt securities as may be issued upon exercise of warrants registered hereby, as the case may be, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. Note 1.b The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.F. of Form S-3 under the Securities Act. Note 1.c Including such indeterminate amount of ordinary shares as may be issued from time to time at indeterminate prices or upon conversion of debt securities registered hereby, or upon exercise of warrants registered hereby, as the case may be. Note 1.d Warrants may be sold separately or together with any of the securities registered hereby and may be exercisable for ordinary shares or debt securities registered hereby. Because the warrants will provide a right only to purchase such securities offered hereunder, no additional registration fee is required. Note 1.e Including such indeterminate principal amount of debt securities as may be issued from time to time at indeterminate prices or upon exercise of warrants registered hereby, as the case may be.
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 1.75 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-263984
Carry Forward Initial Effective Date	May 16, 2022
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-263984
Carry Forward Initial Effective Date	May 16, 2022
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-263984
Carry Forward Initial Effective Date	May 16, 2022
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 92,195,198.51
Carry Forward Form Type	S-3
Carry Forward File Number	333-263984
Carry Forward Initial Effective Date	May 16, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 8,546.49
Offering Note	Note 2.a An aggregate of $8,546.49 of the amount of the registration fee was previously paid in connection with the unissued securities registered under the registrant's registration statement on Form S-3 (File No. 333-263984) filed with the Securities and Exchange Commission on March 30, 2022 and declared effective by the SEC on May 16, 2022 (the "Prior Registration Statement"). $92,195,198.51 of securities remain unsold under the Prior Registration Statement. The registrant is allowed to apply $8,546.49 toward the registration fee for this registration statement in reliance on Rule 415(a)(6), because $92,195,198.51 of unsold securities (and associated fees) are being moved from the Prior Registration Statement to this registration statement. Pursuant to Rule 415(a)(6), the $8,546.49 registration fee previously paid by the registrant relating to the unsold securities included on this registration statement will continue to be applied to such unsold securities. Note 2.b $846.25 of the registration fee was previously paid in connection with the prior filing of this registration statement.
Offering: 9
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 1.75 per share
Offering: 10
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Offering: 11
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 12
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 5,527,377.49
Amount of Registration Fee	$ 846.25